Feb. 26, 2018
Pax Ellevate Global Women's Leadership Fund

Pax World Funds Series Trust I and

Pax World Funds Series Trust III

(the “Trusts”)

Supplement Dated February 26, 2018

to the Prospectus and Statement of Additional Information dated May 1, 2017

1.	Pax Ellevate Global Women’s Index Fund

Effective on or about February 26, 2018, the name of Pax Ellevate Global Women’s Index Fund will change to Pax Ellevate Global Women’s Leadership Fund. Accordingly, each reference in the Prospectus and Statement of Additional Information to Pax Ellevate Global Women’s Index Fund is hereby replaced with Pax Ellevate Global Women’s Leadership Fund (the “Fund”).

Additionally, effective February 26, 2018, the Fund’s investment adviser, Pax Ellevate Management LLC, will contractually agree to waive its management fees in excess of 0.55% of the Fund’s net assets through March 1, 2019. Accordingly, the Prospectus will be amended, effective February 26, 2018, as follows:

PROSPECTUS

The table entitled Annual Fund Operating Expenses in the section entitled Fees & Expenses is replaced in its entirety with the following:

	Institutional Class	Individual Investor Class
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Management Fee[1]	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Total Annual Fund Operating Expenses	0.65%	0.90%
Fee Waiver[2]	(0.10)%	(0.10)%
Net Annual Fund Operating Expenses	0.55%	0.80%

[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

[2]	The Global Women’s Fund’s investment adviser has contractually agreed to waive its management fees in excess of 0.55% of the Fund’s net assets through March 1, 2019. This waiver may not be modified or terminated prior to that date without the approval of the Board of Trustees.

The table in the section entitled Example of Expenses is replaced in its entirety with the following:

	1 year	3 years	5 years	10 years
Institutional Class	$56	$198	$352	$801
Individual Investor Class	$82	$277	$489	$1,099

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